SCHEDULE OF LONG-TERM DEBT (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt	$ 67,921
Current Portion of Long-term debt	(47,944)
Shanghai Bank [Member]
Defined Benefit Plan Disclosure [Line Items]
Long Term Debt	$ 115,865